OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT LIABILITIES.
Personnel related accruals	€ 4,621	€ 2,579
Tax related accruals	992	432
Audit related accruals	1,853	2,400
Production related accruals	2,645	1,596
Liabilities due to reorganization		2,809
Legal and consulting fees	252	3,140
Miscellaneous other current liabilities	5,142	4,557
Total other current liabilities	€ 15,505	€ 17,513